Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 26, 2020	Dec. 28, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021 and 2022	$ (11)
2022 and 2023	7
2023 and 2024	6
2024 and 2025	5
2025 and Thereafter	5
Thereafter	26
Total lease payments	60
Less imputed interest	(13)
Total lease liabilities	$ 47	$ 51